                                 UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [ ]; Amendment Number:
      This Amendment [Check only one.]:     [ ] is a restatement
                                            [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       BVF Partners L.P.
Address:    227 West Monroe Street, Suite 4800
            Chicago, Illinois  60606

Form 13F File Number: 28-6770

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark N. Lampert
Title:    President of General Partner
Phone:    (312) 263-7777

Signature, Place and Date of Signing:

           /s/ Mark N. Lampert   San Francisco, California        08/14/00
       -------------------------------------------------------------------------
               [Signature]             [City, State]               [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     No.         Form 13F File Number              Name

     1           28-6800                           BVF, Inc.
    ---             ----                           ---------------------

















                                    2